Note 17 - Leases (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Operating Lease Cost, Cash Flow and Non Cash Information [Table Text Block]
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Operating lease cost, including amounts capitalized	$7.4	$7.2	$8.7	$0.5	$0.4	$0.5	$2.1	$2.1	$3.5
Cash flow and noncash information about operating leases:
Operating cash flows representing cash paid for amounts included in the measurement of lease liabilities	7.3	7.2	8.5	0.5	0.4	0.5	2.1	2.1	3.3
Right-of-use assets obtained in exchange for lease liabilities	24.6	—	71.1	1.1	—	2.1	23.5	—	10.0

Schedule of Balance Sheet and Weighted Average Information About Operating Leases [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Right-of-use assets	$73.7	$60.4	$1.7	$1.4	$20.2	$4.8
Lease liabilities, current	6.5	6.5	0.4	0.3	1.9	1.9
Lease liabilities, noncurrent	73.7	53.7	1.5	1.0	24.6	2.7
Weighted-average remaining lease term (in years)	15.0	15.3	5.1	4.5	14.3	2.3
Weighted-average discount rate	4.1%	4.2%	2.2%	2.5%	3.7%	2.2%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
	Spire	Spire Missouri	Spire Alabama
2023	$6.7	$0.4	$1.9
2024	7.3	0.5	2.1
2025	7.4	0.4	2.1
2026	7.3	0.3	2.2
2027	7.3	0.2	2.3
Thereafter	72.8	0.2	24.1
Total undiscounted lease payments	108.8	2.0	34.7
Less present value discount	(28.6)	(0.1)	(8.2)
Total current and noncurrent lease liabilities	$80.2	$1.9	$26.5